Form N-1A Cover	Nov. 15, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED FUND VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 15, 2024
Prospectus Date	Aug. 18, 2025